Finance costs and finance revenues (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Aug. 18, 2014
Percentage of voting equity interests acquired	5.00%
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	$ 23,026,000
Royalty rate	1.50%
Minera Gold Fields Peru S.A [Member]
Percentage of voting equity interests acquired		51.00%